UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: November 30, 2018

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Hull Tactical US ETF

Annual Report

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“Commission”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Hull Tactical US ETF

Table of Contents

Management Discussion of Fund Performance	1
Schedule of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to the Financial Statements	8
Report of Independent Registered Public Accounting Firm	17
Trustees and Officers of the Trust	18
Board Consideration of Approval of Advisory and Sub-Advisory Agreements	20
Disclosure of Fund Expenses	23
Notice to Shareholders	24
Supplemental Information	25

The Fund files its complete schedule of Fund holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (844) 485-5383 ((844) Hull ETF); and (ii) on the Commission’s website at http://www.sec.gov.

Hull Tactical US ETF

Management Discussion of Fund Performance

November 30, 2018 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Hull Tactical US ETF (“HTUS” or the “Fund”). The following information pertains to the fiscal period of December 1, 2017 through November 30, 2018.

The Fund seeks to achieve its investment objective by taking long and short positions in ETFs and long positions in futures that seek to track the performance of the S&P 500.

The Fund had positive performance during the fiscal period ended on November 30, 2018. The market price for HTUS increased 2.93% while the NAV increased 3.01%. The S&P 500 Index, a broad market index, increased 6.27% over the same period. Meanwhile, outstanding shares ended the period at 2,300,000.

We appreciate your investment in the Hull Tactical US ETF.

Sincerely,

Garrett Stevens,

Chief Executive Officer

Exchange Traded Concepts, Advisor to the Fund

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value.

FTSE 3-Month Treasury Bill Index is an unmanaged index composed of three-month Treasury bills.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Hull Tactical US ETF

Management Discussion of Fund Performance

November 30, 2018 (Unaudited) (concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN
	FOR THE YEAR ENDED NOVEMBER 30, 2018
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Hull Tactical US ETF	3.01%	2.93%	6.21%	6.20%
60/40 Hybrid	4.62%	4.62%	6.61%	6.61%
S&P 500 Index	6.27%	6.27%	10.40%	10.40%
FTSE 3-Month Treasury Bill Index	1.76%	1.76%	0.81%	0.81%

*Fund commenced operations on June 24, 2015.

‡Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit www.hulltacticalfunds.com or call (844) 485-5383 ((844) Hull ETF) for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance on page 1.

Hull Tactical US ETF

Schedule of Investments

November 30, 2018

† Percentages based on total investments.

Description	Shares	Fair Value
EXCHANGE-TRADED FUND — 44.9%
SPDR S&P 500 ETF Trust‡	102,545	$28,266,529

Total Exchange-Traded Fund
(Cost $26,888,210)		28,266,529

Total Investments — 44.9%
(Cost $26,888,210)		$28,266,529

Percentages based on Net Assets of $62,915,749.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

S&P — Standard & Poor’s

‡       The Fund’s investment in the SPDR S&P 500 ETF Trust represents greater than 25% of the Fund’s total investments. The SPDR S&P 500 ETF Trust seeks to track as closely as possible, before fees and expenses, the total return of the S&P 500 Index. For further financial information, available upon request at no charge, on the SPDR S&P 500 ETF Trust, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of November 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For the year ending November 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Statement of Assets and Liabilities

November 30, 2018

Assets:
Investments at Cost	$26,888,210
Investments at Fair Value	$28,266,529
Cash and Cash Equivalents	12,454,378
Receivable for Investment Securities Sold	17,620,705
Interest Receivable	52,686
Deposit at Broker for Futures	4,568,025
Total Assets	62,962,323

Liabilities:
Advisory Fees Payable	46,574
Total Liabilities	46,574

Net Assets	$62,915,749

Net Assets Consist of:
Paid-in Capital	$58,756,481
Total distributable earnings	4,159,268
Net Assets	$62,915,749

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,300,000
Net Asset Value, Offering and Redemption Price Per Share	$27.35

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Statement of Operations

For the year ended November 30, 2018

Investment Income:
Dividends	$996,741
Interest Income	356,948
Total Investment Income	1,353,689

Expenses:
Advisory Fees	708,078
Total Expenses	708,078
Net Investment Income	645,611
Net Realized Gain (Loss) on:
Investments(1)	4,361,373
Futures Contracts	(1,276,309)
Net Change in Unrealized Depreciation on:
Investments	(2,236,971)
Net Realized and Unrealized Gain on Investments	848,093

Net Increase in Net Assets Resulting from Operations	$1,493,704

 (1)   Includes realized gain as a result of in-kind transactions (See Note 5 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2018	November 30, 2017
Operations:
Net Investment Income	$645,611	$197,693
Net Realized Gain on Investments and Futures Contracts(1)	3,085,064	7,212,128
Net Change in Unrealized Depreciation on Investments	(2,236,971)	3,161,012
Net Increase in Net Assets Resulting from Operations	1,493,704	10,570,833

Distributions:(2)	(7,534,009)	(3,437,215)
Capital Share Transactions:
Issued	9,716,693	25,522,533
Redeemed	(39,896,157)	(16,405,815)
Increase (Decrease) in Net Assets from Capital Share Transactions	(30,179,464)	9,116,718

Total Increase (Decrease) in Net Assets	(36,219,769)	16,250,336
Net Assets:
Beginning of Year	99,135,518	82,885,182
End of Year(3)	$62,915,749	$99,135,518

Share Transactions:
Issued	350,000	950,000
Redeemed	(1,500,000)	(600,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,150,000)	350,000

(1)	Includes realized gain as a result of in-kind transactions (See Note 5).
(2)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 9).
(3)	Includes undistributed net investment income of $197,693 in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018 (See Note 9).

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Year or Period Ended November 30

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments		Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(7)	Ratio of Net Investment Income (Loss) to Average Net Assets(7)		Portfolio Turnover(2)
2018	$28.73	$0.23	$0.60		$0.83	$(0.16)	$(2.05)	$(2.21)	$27.35	$27.34	3.01%		$62,916	0.91%	0.83%		1320%
2017	26.74	0.06	2.95		3.01	—	(1.02)	(1.02)	28.73	28.74	11.60		99,136	0.91	0.20		1827
2016	24.71	(0.16)	2.19		2.03	—	0.00 (3)	0.00 (3)	26.74	26.78	8.23		82,885	0.91	(0.63)		5091
2015‡	25.00	(0.10)	(0.19	)(4)	(0.29)	—	—	—	24.71	24.73	(1.16	)(6)	23,478	0.91 (5)	(0.89	)(5)	465
*	Per share data calculated using average shares method.
‡	Inception date June 24, 2015
(1)	Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(3)	Amount represents less than $0.005 per share.
(4)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales of Fund shares in relation to fluctuating market value of the investments of the Fund.
(5)	Annualized.
(6)	Total return for the Period has not been annualized.
(7)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Notes to the Financial Statements

November 30, 2018

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009 and amended on July 20, 2011. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Hull Tactical US ETF (the “Fund”). The Fund seeks long-term capital appreciation by taking long and short positions in one or more exchange-traded funds (“ETFs”) that seek to track the performance of the S&P 500 Index. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. HTAA, LLC (the “Investment Sub-Adviser”) and Vident Investment Advisory LLC (the “Trading Sub-Adviser”) serve as the sub-advisers to the Fund. The Fund commenced operations on June 24, 2015.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of shares, typically at least 25,000 shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services– Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications —The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the more recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Futures are valued at the final settled price or in lieu of of a settled price at the last sale price on the day of valuation. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a

Hull Tactical US ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board.

The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the fair value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•     Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•     Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•     Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended November 30, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2018, the Fund did not

Hull Tactical US ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Futures Contracts — The Fund utilized futures contracts during the year ended November 30, 2018. The Fund used futures contracts to seek the desired long or short exposure to the S&P 500 Index. A margin deposit held at one counter party for the futures contract is included in “Deposit at Broker for Futures” on the Statement of Assets & Liabilities and would be noted on the Schedule of Investments, if applicable. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. The Fund invested in futures contracts during the year ended November 30, 2018 that had equity risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. As of November 30, 2018, the Fund has no open futures contracts. The amount of realized gain (loss) on futures contracts is presented on the Statement of Operations as “Net Realized Gain on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Statement of Operations as “Net Change in Unrealized Depreciation on Futures Contracts”, if any.

For the year ended November 30, 2018, the daily average notional value of long futures contracts held was $3,221,517.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard minimum creation transaction fee of $500. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $500. In addition to the fixed creation or redemption transaction fee, an additional transaction fee in $500 increments may apply, based on Creation Units consisting of more than 100 securities. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the

Hull Tactical US ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2018:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Hull Tactical US ETF	50,000	$500	$1,367,500	$500

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. OFFSETTING ASSETS AND LIABILITIES

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of November 30, 2018, the Fund did not hold any financial instruments or derivative instruments that are subject to a master netting arrangement.

4. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Investment Sub-Adviser and Trading Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Trading Sub-Adviser and regular review of the Investment Sub-Adviser and Trading Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business

Hull Tactical US ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

4. AGREEMENTS (continued)

affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.91% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Sub-Advisory Agreements

HTAA, LLC or the Investment Sub-Adviser, is a Delaware limited liability company, located at 141 W. Jackson Blvd., Suite 1650, Chicago, Illinois 60604. The Investment Sub-Adviser is a wholly-owned subsidiary of Hull Investments, LLC. Other than certain functions delegated to the Trading Sub-Adviser, as discussed further below, the Investment Sub-Adviser is responsible for the day-to-day management of the Fund. The Investment Sub-Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Investment Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.81% on the average daily net assets of the Fund. The Investment Sub-Adviser has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of the Fund, except Excluded Expenses.

Vident Investment Advisory, LLC, or the Trading Sub-Adviser, is a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Trading Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Trading Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate as follows: 1) 5 basis points on $0 - $250 million in assets; 2) 4 basis points on the next $250 - $500 million in assets; and 3) 3 basis points on all assets above $500 million; subject to an annual minimum fee of $35,000.

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the year ended November 30, 2018, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Hull Tactical US ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

4. AGREEMENTS (continued)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

5. INVESTMENT TRANSACTIONS

For the year ended November 30, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Hull Tactical US ETF	$761,854,364	$782,326,370

For the year ended November 30, 2018, in-kind transactions associated with creations and redemptions were:

			Net Realized
	Purchases	Sales	Gain
Hull Tactical US ETF	$7,895,423	$29,742,197	$844,036

For the year ended November 30, 2018, the purchases or sales of long-term U.S. Government securities by the Fund were:

			Sales and
	Purchases		Maturities
Hull Tactical US ETF	$	__	$9,158,253

For the year ended November 30, 2017, the Fund had $20,310 of net realized gains as a result of in-kind transactions.

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to, distributable earnings(loss) and paid-in capital, as appropriate, in the year that the differences arise.

Accordingly, the following permanent differences primarily attributable to redemptions in-kind have been reclassified within the components of net assets for the year ended November 30, 2018:

	Distributable Earnings/(Losses)*
	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Hull Tactical US ETF	$—	$(800,983)	$800,983

*       The reporting simplification amendments to Regulation S-X simplifies the reporting requirements for Registered Investment Companies by combining the components of net assets attributable to Undistributed Net Investment Income, Accumulated Net Realized Gain/(Loss), and Unrealized Gain/(Loss) to one line item “Total Distributable Earnings/(Loss)”. The table above provides the tax characteristics of distributable earnings/(loss) which are included in Total Distributable Earnings/(Loss).

Hull Tactical US ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

6. TAX INFORMATION (continued)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal periods were as follows:

		Long-Term
	Ordinary	Capital
	Income	Gain	Totals
Hull Tactical US ETF
2018	$7,149,969	$384,040	$7,534,009
2017	3,082,785	354,430	3,437,215

As of November 30, 2018, the components of distributable earnings on a tax basis were as follows:

Hull Tactical
US ETF
Undistributed Ordinary Income	$3,646,913
Undistributed Long-Term Capital Gain	_
Capital Loss Carryforwards	_
Post October losses	(421,214)
Unrealized Appreciation on Investments	933,569
Total Distributable Earnings	$4,159,268

Post-October capital losses represent losses realized on investment transactions from November 1, 2018 through November 30, 2018 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, the cost of securities owned at November 30, 2018, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at November 30, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Hull Tactical US ETF	$27,332,960	$1,342,319	$(408,750)	$933,569

7. RISKS OF INVESTING IN THE FUND

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities and instruments issued by or economically tied to U.S. issuers.

Concentration Risk

The Fund may be susceptible to an increased risk of loss due to adverse occurrences to the extent the Fund’s investments are concentrated in a particular country, region, market, group of industries, sector or asset class. The ETFs that the Fund invests in track a subset of the U.S. stock market, which could cause the Fund to perform

Hull Tactical US ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

differently than the overall stock market. The S&P 500 Index may, at times, become focused in stocks of a particular sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Derivatives Risk

The Fund uses futures contracts, which is a type of derivative contract. Underlying ETFs, and in particular leveraged and inverse ETFs, may use futures contracts and other types of derivatives, such as options and options on futures and enter into swap agreements. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or an asset, rate or, in the case of the Fund, a specified index – the S&P 500. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

Model and Data Risk

The Investment Sub-Adviser utilizes, in part, proprietary, analytical investment models to attempt to predict the performance of the S&P 500 Index. The use of predictive models has inherent risks. Because the use of predictive models are usually constructed based on data supplied by third parties, the success of using such models as part of the Investment Sub-Adviser’s investment approach may depend heavily on the accuracy and reliability of the supplied data. If incorrect data is used, the resulting information will be incorrect, which could cause the Fund to underperform. In addition, the models may not perform as intended for many reasons, including errors, omissions, imperfections or malfunctions.

Underlying ETF Risk

The Fund will invest in (and short) ETFs, and its performance will be directly related to the performance of the Underlying ETFs. Through its positions in these Underlying ETFs, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase in the case of short positions). Lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio investment. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in Underlying ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

8. OTHER

At November 30, 2018, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

Hull Tactical US ETF

Notes to the Financial Statements

November 30, 2018 (Concluded)

9. NEW ACCOUNTING PRONOUNCEMENTS (continued)

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains, otherwise, the amount on the current Statement of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income:

Net Realized Gains………. (3,437,215)

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

On December 24, 2018 the Fund declared a distribution payable of $0.228456 per share of ordinary income and $1.933870 per share of short-term capital gains to shareholders of record on December 26, 2018, and payable on December 31, 2018.

Hull Tactical US ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Hull Tactical US ETF and

Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hull Tactical US ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 29, 2019

Hull Tactical US ETF

Trustee and Officers of the Trust

(Unaudited)

The following chart lists Trustees and Officers as of November 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207. Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees.  The SAI may be obtained without charge by calling 1-855-545-352.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 – present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present - President	11	ETF Series Solutions, Trustee (2012 – 2014)
Independent Trustees
David M. Mahle (1944)	Trustee	Since 2011	Jones Day, 2012 to 2015 – Consultant; Jones Day, 2008 to 2011 – Of Counsel; Jones Day, 1988 to 2008 – Partner; Simplon International Ltd., 2012 to present – Director	19	Exchange Listed Funds Trust (8) – Trustee ; Source ETF Trust (2014-2015) – Trustee
Kurt Wolfgruber (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor; Oppenheimer Funds, Inc., 2007 to 2009 – President	19	New Mountain Finance Corp. – Director; Exchange Listed Funds Trust (8) – Trustee; Source ETF Trust (2014-2015) – Trustee
Mark Zurack (1957)	Trustee	Since 2011	Columbia Business School, 2002 to present - Professor	11	AQR Funds (49) – Trustee; Source ETF Trust (2014-2015) – Trustee
Timothy Jacoby (1952)	Trustee	Since 2014	Deloitte & Touche LLP, 2000 to 2014 – Partner	19	Exchange Listed Funds Trust (8) – Trustee; Source ETF Trust (2014-2015) – Trustee; Edward Jones Money Market Fund – Trustee

(1)     Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)     The Fund Complex includes each series of the Trust and of Exchange Listed Funds Trust.

Hull Tactical US ETF

Trustee and Officers of the Trust

(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120 ; the address of Eric Kleinschmidt is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456 ; and the address of Joseph Scavetti is Cipperman Compliance Services, 480 E. Swedesford Road, Suite 300, Wayne, PA 19087.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 to present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present – President

Richard Hogan (1963)	Secretary	Since 2011

Managing Member, Yorkville ETF Advisors, 2011 to 2016; Exchange Traded Concepts, LLC, 2011 to present – Director; Private Investor – 2003 to present; Exchange Traded Concepts Trust, 2011 to present – Secretary; Yorkville ETF Advisors, 2011 to 2016 – Managing Member

James J. Baker Jr. (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President
Eric Kleinschmidt (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present
Joseph Scavetti (1968)	Chief Compliance Officer	Since 2018	Palladiem, LLC, 2011 to 2018 – Chief Operating Officer

(1)     Each officer serves at the pleasure of the Board of Trustees.

Hull Tactical US ETF

Board Consideration of Approval of Advisory and
Sub-AdvisoryAgreements (Unaudited)

At a meeting held on May 22, 2018, the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (collectively, the “Agreements”) with respect to the Hull Tactical US ETF (the “Fund”):

•     the investment advisory agreement between the Trust, on behalf of the Fund, and ETC;

•     the sub-advisory agreement between ETC and HTAA with respect to the Fund; and

•     the sub-advisory agreement between ETC and Vident with respect to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC, HTAA, and Vident are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

In considering whether to approve the continuance of the Agreements, the Board took into consideration(i) the nature, extent, and quality of the services provided by ETC, HTAA, and Vident to the Fund; (ii) the performance of the Fund as an actively managed ETF; (iii) ETC’s, HTAA’s, and Vident’s costs and profits realized from providing such services, including any fallout benefits enjoyed by ETC, HTAA, and Vident or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fees for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s, HTAA’s, and Vident’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that ETC’s responsibilities include overseeing the activities of HTAA and Vident and monitoring compliance with various Fund policies and procedures and applicable securities regulations, HTAA is responsible for the day-to-day management of, and investment selection for, the Fund, except for certain functions delegated to Vident and continuously reviews, supervises, and administers the investment program of the Fund, subject to the supervision of ETC and the oversight of the Board, and Vident is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s, HTAA’s, and Vident’s investment personnel, the quality of ETC’s, HTAA’s, and Vident’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that ETC, HTAA, and Vident have appropriate compliance policies and procedures in place. The Board noted that it had recently reviewed ETC’s and Vident’s registration forms on Form ADV as well as ETC’s and Vident’s responses to a detailed series of questions, which included a description of ETC’s and Vident’s operations, service offerings, personnel, compliance program, risk management program, and financial condition, and that it was provided with memoranda from ETC and Vident updating the information previously provided. The Board further noted that it had reviewed HTAA’s registration form on Form ADV as well as HTAA’s responses to a detailed series of questions, which included a description of HTAA’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s, HTAA’s, and Vident’s experience working with ETFs, including the Fund, and noted ETC’s and

Hull Tactical US ETF

Board Consideration of Approval of Advisory and
Sub-AdvisoryAgreements (Unaudited) (Continued)

Vident’s experience managing other series of the Trust and outside of the Trust. The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping, and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board reviewed the Fund’s performance in light of the Fund’s stated investment objective of seeking long-term capital appreciation. The Board was provided with reports regarding the past performance of the Fund, including a report prepared by FUSE, an independent third party, comparing the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s benchmark for various time periods ended December 31, 2017. The Board noted that the Fund is actively managed and that the Fund’s total return performance generally underperformed its benchmark but was generally in line with the peer group median for the time periods measured. In reviewing the Fund’s performance, the Board took into account that the Fund has had a relatively short operating history over which to consider ETC’s performance. The Board considered ETC’s supervision of HTAA and Vident as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC, HTAA, and Vident.

The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to ETC, HTAA, and Vident for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by FUSE, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was toward the higher end of the range of advisory fees paid by the peer funds. The Board further took into account that due to the specialized nature of the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board also noted that Vident’s sub-advisory fee was consistent with the range of fees received by Vident for its service as sub-adviser to other funds. With respect to HTAA’s sub-advisory fee, the Board recognized the uniqueness of the Fund and the fact that the Fund was providing shareholders with access to HTAA’s proprietary tactical asset allocation model, which other actively managed ETFs would not necessarily be able to offer. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that under the Agreements, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that while HTAA has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board also considered that, under the Fund’s investment strategy, the Fund would be expected to invest in other investment companies, which would cause the Fund to indirectly bear the operating expenses of those other investment companies. The Board further noted that Vident’s sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fees are paid by ETC, not the Fund, and that the fees reflect an arm’s length negotiation between ETC and each of HTAA and Vident. The Board further found that the fees reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered the costs and expenses incurred by ETC, HTAA, and Vident in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC, HTAA, and Vident from its relationship with the Fund, and reviewed profitability analyses from ETC, HTAA, and Vident with respect to the Fund. In light of this information, the Board concluded for the Fund that the advisory and sub-advisory fees were reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale have been realized. The Board concluded that no

Hull Tactical US ETF

Board Consideration of Approval of Advisory and
Sub-AdvisoryAgreements (Unaudited) (Concluded)

significant economies of scale have been realized by the Fund and that the Board will have the opportunity to consider advisory fee breakpoints if and when Fund assets grow to a level that potentially produce such economies.

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

Hull Tactical US ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2017 to November 30, 2018) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Annualized Expense Ratios	Expenses Paid During Period(1)
Hull Tactical US ETF
Actual Fund Return	$1,000.00	$1,022.20	0.91%	$4.59
Hypothetical 5% Return	$1,000.00	$1,020.53	0.91%	$4.59

(1)     Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365.

Hull Tactical US ETF

Notice to Shareholders

(Unaudited)

For shareholders that do not have a November 30, 2018 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2018, the Trust is designating the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
Hull Tactical US ETF	5.10%	94.90%	100.00%	0.75%	5.88%	0.22%	2.44%	100.00%

(1)     Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)     The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Trust to designate the maximum amount permitted by law.

(3)     “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Hull Tactical US ETF who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)       The percentage in this column represents the amount of “Qualifying Interest Income” and is reflected as a percentage of ordinary distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)      The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” and is reflected as a percentage of short-term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

Hull Tactical US ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.hulltacticalfunds.com.

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

HTAA, LLC

141 W. Jackson Blvd., Suite 1650

Chicago, IL 60604

Trading Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

HTU-AR-001-0400

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$73,000	N/A	N/A	$80,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$16,000	N/A	N/A	$21,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)      The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)      Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2018	2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)           Not Applicable.

(g)          The aggregate non-audit fees and services billed by Cohen for the fiscal years 2018 and 2017 were $16,000 and $21,500, respectively.

(h)          During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 7, 2019

By	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: February 7, 2019